Stock-Based Compensation - Stock Option Transactions Under Various Stock-Based Employee Compensation Plans (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Outstanding, Beginning Balance, Shares	608,375
Granted, Shares	63,500
Exercised, Shares	(61,949)	(340,684)	(361,618)
Expired, Shares	(11,000)
Outstanding, Ending Balance, Shares	598,926	608,375
Exercisable, Ending Balance, Shares	422,626
Outstanding, Beginning Balance, Weighted Average Exercise Price	$ 57.97
Granted, Weighted Average Exercise Price	71.91
Exercised, Weighted-Average Exercise Price	50.66
Expired, Weighted Average Exercise Price	50.81
Outstanding, Ending Balance, Weighted Average Exercise Price	60.34	$ 57.97
Exercisable, Ending Balance, Weighted Average Exercise Price	$ 55.06
Outstanding, Ending balance, Weighted Average Remaining Contractual Term	5 years 5 months 1 day
Exercisable, Ending Balance, Weighted Average Remaining Contractual Term	4 years 3 months